Note 20 - Segment Information (Details) - Summary of Operating Segment Net Sales and Operating Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales
Operating Segment Net Sales	$ 54,841	$ 63,591	$ 73,785
Loss from operations
Operating Segment Operating Income (Loss)	(14,429)	(16,823)	(20,541)
Integrated Circuit Group [Member]
Net sales
Operating Segment Net Sales	54,841	63,591	73,785
Loss from operations
Operating Segment Operating Income (Loss)	$ (14,429)	$ (16,823)	(20,541)
Network Security Group [Member]
Loss from operations
Operating Segment Operating Income (Loss)			$ (6)